Transferred financial assets that are not derecognized in their entirety (Narrative) (Detail)	12 Months Ended
Dec. 31, 2017
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Line Items]
Proportion of transferred financial assets that were trading portfolio assets in exchange for cash	33.33%
Minimum haircut applied to transferred assets in securities lending and repurchase agreements	0.00%
Maximum haircut applied to transferred assets in securities lending and repurchase agreements	15.00%
UBS AG
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Line Items]
Proportion of transferred financial assets that were trading portfolio assets in exchange for cash	33.33%
Minimum haircut applied to transferred assets in securities lending and repurchase agreements	0.00%
Maximum haircut applied to transferred assets in securities lending and repurchase agreements	15.00%